9. Borrowed Funds (Details) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Long-term advances	$ 1,550,000	$ 0
Short-term advances	30,000,000	10,000,000
Advances	31,550,000	10,000,000
FHLBB term advance One
Long-term advances	350,000	0
FHLBB term advance Two
Long-term advances	200,000	0
FHLBB term advance Three
Long-term advances	1,000,000	0
FHLBB term advance Four
Short-term advances	10,000,000	10,000,000
FHLBB term advance Five
Short-term advances	10,000,000	0
FHLBB term advance Six
Short-term advances	$ 10,000,000	$ 0